Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of significant estimates and judgments
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contract Liabilities and Investment Contract Liabilities Note 10 Insurance Contract Liabilities and Investment Contract Liabilities
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions and Other Note 5 Total Invested Assets and Related Net Investment Income
Impairment of financial instruments	Note 1 Financial Assets Excluding Derivative Financial Instruments Note 6 Financial Instrument Risk Management
Income taxes	Note 1 Income Taxes Note 20 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 25 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 16 Interests in Other Entities
Share-based payments	Note 19 Share-Based Payments

Summary of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$11,219	$11,219	$12,278	$12,278
Debt securities - fair value through profit or loss	62,757	62,757	75,998	75,998
Debt securities - available-for-sale(1)	13,145	13,145	12,729	12,729
Equity securities - fair value through profit or loss	6,824	6,824	7,538	7,538
Equity securities - available-for-sale	324	324	1,575	1,575
Mortgages and loans(1)	56,261	51,850	51,692	55,756
Derivative assets	2,095	2,095	1,583	1,583
Other invested assets - fair value through profit or loss(2)	5,542	5,542	4,435	4,435
Other invested assets - available-for-sale(2)	996	996	781	781
Other invested assets - Collateralized Loan Obligations	3,044	2,880	1,865	1,855
Policy loans	3,350	3,350	3,261	3,261
Total financial assets(3)	$165,557	$160,982	$173,735	$177,789

(1)    As at December 31, 2022, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $12,829 of Debt securities - AFS (December 31, 2021 — $12,604), $48,614 of Mortgages and loans supporting insurance contract liabilities (December 31, 2021 — $51,249), and $3,229 of Mortgages and loans not supporting insurance contract liabilities (December 31, 2021 — $4,499).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $177,292 (December 31, 2021 — $184,522) includes Total financial assets in this table, Investment properties of $10,102 (December 31, 2021 — $9,109), Other invested assets - non-financial assets of $1,633 (December 31, 2021 — $1,678).
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the years ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities - available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2022
Beginning balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Included in net income(1)(2)(3)	(31)	1	—	5	322	625	922	(32)	890
Included in OCI(2)	—	(4)	—	—	12	—	8	—	8
Purchases	321	75	6	1	1,843	664	2,910	78	2,988
Sales / Payments	—	(2)	(4)	(12)	(313)	(430)	(761)	(6)	(767)
Settlements	(1)	—	—	—	(47)	—	(48)	(1)	(49)
Transfers (out) of Level 3(4)	(59)	(64)	—	—	—	—	(123)	—	(123)
Foreign currency translation(5)	5	—	—	5	88	134	232	(19)	213
Ending balance	$397	$49	$98	$73	$5,555	$10,102	$16,274	$631	$16,905
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(31)	$—	$—	$—	$295	$612	$876	$(20)	$856
December 31, 2021
Beginning balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Included in net income(1)(2)(3)	(6)	—	10	5	392	1,032	1,433	23	1,456
Included in OCI(2)	—	(1)	—	33	13	—	45	—	45
Purchases	29	5	8	15	1,074	764	1,895	65	1,960
Sales / Payments	(9)	(13)	(25)	(26)	(469)	(197)	(739)	(9)	(748)
Settlements	(15)	(3)	(5)	—	—	—	(23)	(1)	(24)
Transfers (out) of Level 3(4)	(57)	(10)	(73)	—	—	—	(140)	—	(140)
Foreign currency translation(5)	(5)	(2)	—	—	(5)	(6)	(18)	(17)	(35)
Ending balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(4)	$—	$11	$5	$382	$1,038	$1,432	$27	$1,459

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $667 (2021 — $1,070), net of amortization of leasing commissions and tenant inducements of $42 (2021 — $38). As at December 31, 2022, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2022	2021
Cash	$3,068	$2,297
Cash equivalents	6,310	5,529
Short-term securities	1,841	4,452
Cash, cash equivalents and short-term securities	11,219	12,278
Less: Bank overdraft, recorded in Other liabilities	6	133
Net cash, cash equivalents and short-term securities	$11,213	$12,145
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$27,816	$4,861	$32,677	$33,028	$5,135	$38,163
United States	21,412	5,058	26,470	26,678	4,552	31,230
United Kingdom	2,914	583	3,497	4,196	562	4,758
Other	10,615	2,643	13,258	12,096	2,480	14,576
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,881	$1,730	$5,611	$4,798	$2,303	$7,101
Canadian provincial and municipal government	12,638	1,027	13,665	15,930	1,149	17,079
U.S. government and agency	808	729	1,537	1,642	771	2,413
Other foreign government	3,863	761	4,624	4,754	757	5,511
Total government issued or guaranteed debt securities	21,190	4,247	25,437	27,124	4,980	32,104
Corporate debt securities by industry sector:
Financials	9,377	1,978	11,355	10,258	1,690	11,948
Utilities	5,979	697	6,676	7,414	778	8,192
Industrials	4,762	813	5,575	5,791	805	6,596
Energy	3,069	273	3,342	3,992	287	4,279
Communication services	2,937	392	3,329	3,534	352	3,886
Real estate	1,920	586	2,506	2,334	354	2,688
Health care	1,682	352	2,034	2,081	346	2,427
Consumer staples	1,677	301	1,978	2,047	231	2,278
Consumer discretionary	1,395	441	1,836	1,814	306	2,120
Information technology	1,130	254	1,384	1,426	209	1,635
Materials	1,107	188	1,295	1,361	156	1,517
Total corporate debt securities	35,035	6,275	41,310	42,052	5,514	47,566
Asset-backed securities	6,532	2,623	9,155	6,822	2,235	9,057
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2022	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,546	$1,455	$—	$—	$3,001
Office	1,762	1,522	—	—	3,284
Multi-family residential	4,025	1,245	—	—	5,270
Industrial and land	1,779	1,104	—	—	2,883
Other	780	113	29	—	922
Total mortgages(1)	$9,892	$5,439	$29	$—	$15,360
Loans	$13,143	$17,238	$4,923	$5,597	$40,901
Total mortgages and loans	$23,035	$22,677	$4,952	$5,597	$56,261

(1)    $4,174 of mortgages in Canada are insured by the CMHC.

As at December 31, 2021	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,765	$1,623	$—	$—	3,388
Office	1,892	1,639	—	—	3,531
Multi-family residential	4,138	1,589	—	—	5,727
Industrial and land	1,094	941	—	—	2,035
Other	680	115	9	—	804
Total mortgages(1)	$9,569	$5,907	$9	$—	$15,485
Loans	$12,885	$14,596	$4,111	$4,615	$36,207
Total mortgages and loans	$22,454	$20,503	$4,120	$4,615	$51,692

(1)    $4,218 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,426	$1,334	$3,760	$2,505	$1,373	$3,878
Due in years 2-5	10,972	5,919	16,891	10,475	4,971	15,446
Due in years 6-10	9,889	2,969	12,858	11,328	3,350	14,678
Due after 10 years	39,470	2,923	42,393	51,690	3,035	54,725
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2022	2021
Due in 1 year or less	$1,350	$884
Due in years 2-5	6,312	6,172
Due in years 6-10	5,210	5,979
Due after 10 years	2,568	2,530
Total mortgages	$15,440	$15,565

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2022	2021
Due in 1 year or less	$2,893	$1,772
Due in years 2-5	7,237	7,108
Due in years 6-10	8,726	7,393
Due after 10 years	22,157	19,986
Total loans	$41,013	$36,259